Joint arrangements (Details)	12 Months Ended
Dec. 31, 2017
Syntara LLC [Member]
Statement Line Items [Line Items]
Name	Syntara LLC
Country of incorporation	USA
Nature of business	Dormant
Type of arrangement	Joint venture
MidaSol Therapeutics GP [Member]
Statement Line Items [Line Items]
Name	MidaSol Therapeutics GP
Country of incorporation	Cayman Islands
Nature of business	Research and development partner
Type of arrangement	Joint operation